Derivative financial instruments (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Hedge instrument nominal value
Strategy
Hedge of interest receipts from investments in securities	[1]	R$ 21,015,183	R$ 9,784,183
Hedge of interest payments on funding	[2]	76,405,734	8,285,152
Total		97,420,917	18,069,335
Hedge object accounting value
Strategy
Hedge of interest receipts from investments in securities	[1]	21,127,503	8,048,943
Hedge of interest payments on funding	[2]	75,942,005	8,054,345
Total		97,069,508	16,103,288
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)
Strategy
Hedge of interest receipts from investments in securities	[1]	216,845	0
Hedge of interest payments on funding	[2]	(97,192)	(140,745)
Total		119,653	(140,745)
Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Strategy
Hedge of interest receipts from investments in securities	[1]	119,265	0
Hedge of interest payments on funding	[2]	(53,456)	(84,447)
Total		R$ 65,809	R$ (84,447)

[1]	Referring to the DI interest rate risk, using DI Futures contracts in B3, with the maturity dates until 2021, making the cash flow fixed;
[2]	Referring to the DI interest rate risk, using DI Futures contracts in B3, with maturity dates in 2019, making the cash flow fixed. The effectiveness of the hedge portfolio is in accordance with accounting standards.